Rental Properties	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Rental Properties	RENTAL PROPERTIESManagement is responsible for fair value measurements included in the financial statements, including Level 3 measurements. The valuation processes and results are reviewed and approved by the Valuation Committee once every quarter, in line with the Company’s quarterly reporting dates. The Valuation Committee consists of individuals who are knowledgeable and have experience in the fair value techniques for the real estate properties held by the Company. The Valuation Committee decides on the appropriate valuation methodologies for new real estate properties and contemplates changes in the valuation methodology for existing real estate holdings. Additionally, the Valuation Committee analyzes the movements in each property’s (or group of properties') value, which involves assessing the validity of the inputs applied in the valuation.
The following tables present the changes in the rental property balances for the years ended December 31, 2021 and December 31, 2020.

	December 31, 2021
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,990,542	$1,331,376	$6,321,918
Acquisitions(1)	1,835,235	—	1,835,235
Capital expenditures	196,572	2,030	198,602
Fair value adjustments(2)	990,575	—	990,575
Dispositions(3)	(34,528)	(1,333,406)	(1,367,934)
Balance, end of year	$7,978,396	$—	$7,978,396
(1) The total purchase price includes $2,720 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $409 for the year ended December 31, 2021.
(3) Dispositions for Multi-Family Rental reflect the deconsolidation of the U.S. multi-family rental portfolio on March 31, 2021 (Note 5).

	December 31, 2020
(in thousands of U.S. dollars)	Single-Family Rental	Multi-Family Rental	Total

Opening balance	$4,337,681	$1,344,844	$5,682,525
Acquisitions(1)	356,514	—	356,514
Capital expenditures	93,568	9,067	102,635
Fair value adjustments(2)	220,849	(22,535)	198,314
Dispositions	(18,070)	—	(18,070)
Balance, end of year	$4,990,542	$1,331,376	$6,321,918
(1) The total purchase price includes $1,913 of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value losses of $1,685 for the year ended December 31, 2020.

The Company used the following techniques to determine the fair value measurements included in the consolidated financial statements categorized under Level 3.

Single-family rental homes

Valuation methodology

The fair value of single-family rental homes is typically determined primarily by using the Home Price Index (“HPI”) methodology and periodically Broker Price Opinions (“BPOs”), as applicable. In addition, homes that were purchased in the last three to six months (or properties purchased in the year that are not yet stabilized) from the reporting date are recorded at their purchase price plus the cost of capital expenditures as the home values typically do not change materially in the short term, and capital expenditures generally do not significantly impact values in those periods.

BPOs are quoted by qualified brokers who hold active real estate licenses and have market experience in the locations and segments of the properties being valued. The brokers value each property based on recent comparable sales and active comparable listings in the area, assuming the properties were all renovated to an average standard in their respective areas. The Company typically obtains a BPO when a home is included in a new debt facility.

The HPI methodology is used to update the value, on a quarterly basis, of single-family rental homes that were most recently valued using a BPO as well as single-family rental homes held for more than six months following initial acquisition. The HPI is calculated based on a repeat-sales model using large real estate information databases compiled from public records. The Company uses a weighted twelve-month trailing average HPI change to update the value of its single-family rental homes, with a heavier weight applied to more recent data as home values can change rapidly. The quarterly HPI change is then applied to the previously recorded fair value of the rental homes.
The data used to determine the fair value of the Company’s single-family rental homes is specific to the zip code in which the property is located. The Company performed a valuation at November 30, 2021 for rental homes acquired prior to October 1, 2021, according to its valuation policy and based on the best information available. HPI growth continued across all markets during the quarter (5.2% net of capital expenditures) compared to 4.2% in the same period in the prior year. There were 3,674 homes valued using the BPO method during the year. The combination of the HPI and BPO methodologies resulted in a fair value gain of $990,575 for the year ended December 31, 2021 (2020 - $220,849). Management has assessed the impact of any market changes that occurred subsequent to the date of the valuation and has determined that there were no material changes to the values as at December 31, 2021.
Sensitivity

The weighted average of the quarterly HPI change was 5.2% (2020 - 4.2%). If the change in the quarterly HPI increased or decreased by 0.5%, the impact on the single-family rental property balance at December 31, 2021 would be $27,036 and ($27,036), respectively (2020 - $19,294 and ($19,294)).